Employee Stock Ownership Plan ("ESOP") - Schedule of Employee Stock Ownership Plan (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 14, 2014
Postemployment Benefits [Abstract]
Allocated shares	22,571	22,571	11,285
Unallocated shares	315,989	315,989	327,275	338,560
Total ESOP shares	338,560	338,560	338,560
Fair value of unallocated shares	$ 4,474	$ 4,803	$ 4,003